Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	Substantially all of the Company’s pretax income was generated in the United States. The provision for income taxes consists of the following:
	Year ended September 30,
	2023	2022
Current
Federal	$—	$—
State	1	1
Total current	1	1

Deferred
Federal	66	(274)
State	—	—
Total deferred	66	(274)
Provision (benefit) for income taxes	$67	$(273)

Schedule of Loss before Income Taxes Rate	The provision for income taxes differs from the amount computed by applying the U.S. federal statutory rate of 21% to the Company’s loss before income taxes as follows:
	Year ended September 30,
	2023	2022
Income tax benefit computed at the U.S. federal statutory rate	$(8,306)	$(5,070)
State and local income tax benefits, net of federal benefit	(1,498)	(481)
Change in valuation allowance	7,936	4,856
Non-deductible transaction costs	635	351
Fair value of warrants issued to lenders	470	—
Research and development credits	58	(58)
State tax rate change	(22)	(148)
Other	794	277
Provision (benefit) for income taxes	$67	$(273)

Schedule of Deferred Tax Liabilities	Deferred tax liabilities, net consist of the following:
	September 30,
	2023	2022
Deferred tax assets:
Net operating losses	$8,268	$4,953
Section 174 capitalized costs	2,832	1,548
Stock-based compensation	3,632	620
Research and development credits	—	398
Lease liabilities	376	—
Interest limitation	—	134
Accrued liabilities	581	135
Other	137	24
Total gross deferred tax assets	15,826	7,812
Valuation allowance	(14,287)	(6,351)
Net deferred tax assets	1,539	1,461

Deferred tax liabilities:
Intangible asset amortization	(1,245)	(1,399)
Fixed asset depreciation	(137)	(44)
Operating lease ROU assets	(243)	—
Other	—	(38)
Total gross deferred tax liabilities	(1,625)	(1,481)
Deferred tax liabilities, net	$(86)	$(20)